Significant Accounting Policies - Intangible assets (Details) - Domain names and others	12 Months Ended
Dec. 31, 2018
Minimum
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	6 months
Maximum
Finite-lived intangible assets, property plant and equipment [Line Items]
Estimated useful lives of intangible assets	10 years